Business and Basis of Presentation - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	3 Months Ended	0 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended
	Dec. 31, 2013 Accounts	Dec. 31, 2012 Accounts	Dec. 31, 2011	Jan. 31, 2013	Dec. 31, 2012	Jul. 29, 2013	Oct. 30, 2013	May 31, 2014	Mar. 31, 2014	Dec. 10, 2013	Jun. 30, 2014	Apr. 30, 2014	Nov. 30, 2012	Nov. 03, 2012	Jul. 02, 2011
Accounting Policies [Abstract]
Number of accounts serviced	2,051,796	1,038,981			1,038,981						2,336,565
Business combination, amount paid	$ 179,185,000	$ 15,000,000	$ 0
Decrease in servicing revenue and fees and depreciation and amortization		50,500,000	28,600,000
Increase in servicing right		17,400,000
Decrease in intangible assets		17,400,000
ResCap Acquisition [Member]
Accounting Policies [Abstract]
Effective date of acquisition	Jan. 31, 2013
Business combination, amount paid				477,000,000	15,000,000
Loans receivable, unpaid principal balance	42,300,000,000
Bank of America Asset Purchase [Member]
Accounting Policies [Abstract]
Effective date of acquisition	Jan. 31, 2013
Loans receivable, unpaid principal balance				84,400,000,000
Ally Bank Net Assets [Member]
Accounting Policies [Abstract]
Effective date of acquisition	Mar. 01, 2013
MetLife Bank Net Assets [Member]
Accounting Policies [Abstract]
Effective date of acquisition	Mar. 01, 2013
Urban [Member]
Accounting Policies [Abstract]
Effective date of acquisition	Nov. 01, 2012
Percentage of outstanding ownership interests acquired													100.00%
Investment in unsecured loan						15,200,000
Common units purchase						19.00%
Everbank Financial Corp [Member]
Accounting Policies [Abstract]
Business combination, amount paid							16,700,000	123,400,000	44,700,000
Business combination, total purchase price							83,400,000
M S R Purchase [Member]
Accounting Policies [Abstract]
Business combination, amount paid	165,000,000										20,000,000	73,200,000
Loans receivable, unpaid principal balance										29,400,000,000
Mortgage Servicing Rights Purchase Price										$ 330,000,000
Reverse Mortgage Solutions, Inc. [Member]
Accounting Policies [Abstract]
Effective date of acquisition	Nov. 01, 2012
Percentage of outstanding ownership interests acquired														100.00%
Security One Lending [Member]
Accounting Policies [Abstract]
Effective date of acquisition	Dec. 31, 2012
Green Tree Acquisition [Member]
Accounting Policies [Abstract]
Effective date of acquisition	Jul. 01, 2011
Percentage of outstanding ownership interests acquired															100.00%